FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Derivatives (Details) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Fair value of derivative financial instruments
Commodity derivative instruments gain/(loss)		CAD 142,724		CAD 234,373		CAD (41,870)
Commodity Derivative Instruments
Fair value of derivative financial instruments
Change in fair value gain/(loss)		(144,984)		230,898		(68,498)
Net realized cash gain/(loss)		CAD 287,708		CAD 3,475		CAD 26,628
Commodity derivative instruments gain/(loss) | $	$ 142,724		$ 234,373		$ (41,870)